Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2	Summary of Significant Accounting Policies
Basis of presentation
The consolidated financial statements of the Company have been prepared in accordance with the generally accepted accounting principles of the United States (“U.S. GAAP”).
Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIE. All significant intercompany transactions and balances have been eliminated upon consolidation.
Use of estimates
The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires the use of estimates and judgments that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates form the basis for judgments that management make about the carrying values of assets and liabilities, which are not readily apparent from other sources. Management base their estimates and judgments on historical information and on various other assumptions that they believe are reasonable under the circumstances. U.S. GAAP requires management to make estimates and judgments in several areas, including, but not limited to, those related to allowance for doubtful accounts, volume rebates relates to targeted marketing service, useful lives of property and equipment and intangible assets, valuation of intangible asset acquisition, impairment of long-lived assets, fair value measurements and impairment for equity investments without readily determinable fair value, impairment of loans receivables, including due from related parties, valuation allowance for deferred tax assets, uncertain tax position, fair value change of derivative assets and share-based compensation. These estimates are based on management’s knowledge about current events and expectations about actions that the Company may undertake in the future. Actual results could differ from those estimates.
Convenience translation
Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.3726 per US$1.00 on December 30, 2021, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.
Foreign currency translation
The functional currency of the Company and the Company’s subsidiary outside the PRC are US$. The Company’s PRC subsidiary and VIE adopted RMB as their functional currencies. The determination of the respective functional currency is based on the criteria stated in ASC 830,
Foreign Currency Matters
. The Company uses RMB as its reporting currency. The consolidated financial statements of the Company are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income, as a component of shareholders’ equity.
Transactions in currencies other than the functional currency are remeasured and recorded in the functional currency at the exchange rate prevailing on the transaction date.
Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at the rates of exchange prevailing at the balance sheet dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive loss during the period or year in which they occur.

Cash and cash equivalents
Cash and cash equivalents primarily consist of cash and demand deposits which are highly liquid. The Company considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.
Restricted cash
Restricted cash balance mainly represents (a) cash granted by the government for certain approved technology research and development projects, which are not available for use until the Company obtains pre-approval
from the government; and (b) deposits held in designated bank accounts as collateral for the Company’s short-term bank loan and foreign exchange swap contract, which are not available for the Company’s general use for operations.
Derivative assets
Derivative assets include (a) embedded derivatives separated from the host contract of bank structured deposits with interest rates indexed to the gold price index, which are measured at fair value in the condensed consolidated balance sheets; and (b) balances from the Company’s foreign currency swap contract with Shanghai Pudong Development Bank to reduce volatility in the Company’s economic value caused by foreign currency fluctuations. The foreign currency swap contract is not designated as hedges. Both embedded derivatives and the foreign currency swap contract are marked to market at each reporting date, with changes in fair value recognized in the consolidated statements of comprehensive loss.
Short-term investments
The Company’s short-term investments comprise primarily of bank structured deposits at fixed rates based on the guaranteed interest rate with maturities within twelve months and time deposits with original maturities over three months.
Accounts and notes receivable and allowance for doubtful accounts
Accounts and notes receivable are recorded at the realizable value amount, net of allowances for doubtful accounts. An allowance for doubtful accounts is recorded in the period when loss is probable based on many factors, including the age of the balance, the customer’s payment history and credit quality of the customers, current economic trends and other factors that may affect the Company’s ability to collect from customers. Bad debts are written off after all collection efforts have been exhausted.
Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the estimated useful lives of the assets or the remaining lease term, whichever is shorter. The estimated useful lives of property and equipment are as follows:

Computer equipment and servers	3 – 5 years
Office furniture and equipment	3 – 5 years
Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets
Costs related to construction of property and equipment incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and depreciation of these assets commences when they are ready for their intended use. For the years ended December 31, 2020 and 2021, the Company’s construction in progress balance mainly included leasehold improvements. Expenditures for repair and maintenance are expensed as incurred. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from their respective accounts, and any gain or loss on such sale or disposal is reflected in the consolidated statements of comprehensive loss.

Intangible assets
Intangible assets with finite lives are carried at cost less accumulated amortization. Intangible assets represent acquired computer software, systems and technology. All intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives, which are as follows:
Acquired computer software, systems and technology 1 – 5 years
Residual values are considered nil.
Impairment of long-lived assets other than goodwill
The Company evaluates long-lived assets, such as property and equipment and purchased intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360,
Property, Plant and Equipment
. When such events occur, the Company assesses the recoverability of the asset group based on the undiscounted future cash flow the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flow expected to result from the use of the asset group plus net proceeds expected from disposition of the asset group, if any, is less than the carrying value of the asset group. If the Company identifies an impairment, the Company reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. For the years ended December 31, 2019, 2020 and 2021, the impairment recognized for long-lived assets were nil, RMB10,952 and nil, respectively.
Long-term investments
The Company’s long-term investments consist of equity investments without readily determinable fair value.
The Company accounts for investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value using the measurement alternative, which is defined as cost, less impairments, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.
The Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Company has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company has to recognize an impairment loss in consolidated statements of comprehensive loss equal to the difference between the carrying value and fair value. The Company r ecognized nil, RMB38,739 and RMB25,370 (US$3,981) impairment in other income/(expense) in the
consolidated statement of comprehensive loss for the years ended December 31, 2019, 2020 and 2021.
Convertible notes
At the commitment date, the fees and expenses associated with the issuance of the convertible notes are recorded as a discount to the debt liability in accordance with ASU
2015-03.
The convertible notes, which is the proceeds net of fees and expenses payable to the creditor and the fair value of the bifurcated derivative, will be accreted to the redemption value on the maturity date using the effective interest method over the estimated life of the debt instrument.
ASU
2015-03
requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. ASU
2017-11
no longer requires the Company to consider down round features when determining whether its embedded Conversion Option is indexed to its own stock.

Value added taxes (“VAT”)
The Company presents VAT assessed by government authorities as reductions of revenues. Pursuant to the PRC tax legislation, VAT is generally imposed in lieu of business tax in the modern service industries, on a nationwide basis. VAT of 6% applies to revenue derived from the provision of certain modern services. The Company is allowed to offset the qualified input VAT paid on taxable purchases against the output VAT chargeable on the modern services provided.
Treasury shares
Treasury shares represent shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury shares are accounted for under the cost method per ASC
505-30
Treasury Stock
. Under this method, repurchase of shares were recorded as treasury shares at historical purchase price. On November 20, 2018, the Board of Directors of the Company approved a plan to repurchase its own issued and outstanding American depositary shares (“ADSs”) up to an aggregate value of US$10 million from the open market (the “Repurchase Plan”). As of December 31, 2021, under the Repurchase Plan, the Company had repurchased an aggregate of 920,606 ADSs, representing 613,737 Class A common shares on the open market for a total cash consideration of US$5.91 million.
Revenue recognition
Under ASC 606, revenues are recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Revenues are presented net of value-added tax collected on behalf of the government.
Starting from 2020, the Company has changed the classification of revenue in the consolidated statements of comprehensive loss by reclassifying revenue from developer services and vertical applications, formerly named as other SAAS products, to revenues under SAAS Businesses. Revenue for the year ended December 31, 2019 were not retrospectively adjusted and continued to be presented under the prior reclassification. The Company generates revenues primarily through SAAS Businesses, formerly named as “SaaS products” and targeted marketing.
Targeted Marketing
The Company generates targeted marketing revenue by providing targeted marketing solution in the form of integrated marketing campaign to advertiser through the
 XiaoGuoTong
 marketing platform and built upon its multi-dimensional device-level mobile behavioral data or other third-party marketing platforms such as Guangdiantong of Tencent, which is identified as one performance obligation. The ads are displayed on a wide spectrum of reputable publishers, through bidding for ad slots using rates directly negotiated with the various publishers. Moreover, volume rebates to customers under targeted marketing revenue applied on a prospective basis when they recharge their target marketing accounts above a specific threshold are material rights. Such rebates are accounted for as changes in total transaction price and allocated directly to the separate performance obligations.
The Company enters into contractual arrangements with advertisers that stipulate the types of advertising to be delivered and the pricing. Advertising customers pay for the targeted marketing solutions primarily based on a cost-per-click (“CPC”)
or cost-per-action (“CPA”)
basis. Majority of the contract duration is less than one year. For certain arrangements, customers are required to pay the Company before the services are delivered. For other arrangements, the Company provided customers with a credit term less than one year. The Company acts as the principal in the targeted marketing arrangements under which the Company has control over the fulfillment of the service and has discretion in establishing price. Accordingly, the Company recognizes revenue on a gross basis and at a point in time once agreed actions are performed. Revenues are presented net of value-added tax collected on behalf of the government.
Starting from January 1, 2021, the Company has fully exited the Target Marketing business and financial results since then only reflect SAAS Businesses.
SAAS Businesses
The Company generates SAAS Businesses revenue primarily from developer services and vertical applications. For developer services, there are three types of contracts, subscription-based contracts, project-based contracts and consumption-based contracts. The Company primarily enters into subscription-based contracts with its customers to provide push notification or instant messaging (collectively “notification services”), which the Company provides its customers with access to its notification services platform. This enables customers to send notifications and messages to users. The Company generally recognizes revenue ratably over time under the subscription-based contracts as stand-ready obligations because the customer simultaneously receives and consumes the benefits as the Company provides subscription services throughout a fixed contract term. The Company uses an output method of progress based on fixed contract term as it best depicts the transfer of control to the customer.
The Company primarily enters into consumption-based contracts with its customers to provide short message services (“SMS”) , one-click verification services and value-added services. For SMS, the Company enables customers to send short messages to users for developer-user communication and authentication. For one-click verification services, the Company enables users to verify the cellphone number of users without verification code after integrating the one-click verification SDK. Customers pay for SMS and one-click verification services based on the pre-agreed the rate per message and the number of messages delivered. The Company acts as the principal in the SMS and one-click verification services in which the Company has control over the fulfillment of services. The Company recognizes revenue on a gross basis and at the point in time when messages delivered. For value-added services, the Company built an APP Alliance which connects advertisers and APP developers, who are the suppliers of avenue where the ads will be displayed. The Company enters into contractual arrangements with advertisers that stipulate the types of advertising to be delivered and priced. Advertising customers pay for the value-added service primarily based on cost-per-action (“CPA”)
basis or
cost-per-click
(“CPC”) basis. All of the contractual arrangements’ duration is less than one year. For certain arrangements, customers are required to pay the Company before the services are delivered. For other arrangements, the Company provides customers with a credit term less than six months. The Company acts as the principal in the value-added services in which the Company has control over the fulfillment of the service and has discretion in establishing price. Accordingly, the Company recognizes revenue on a gross basis and at a point in time once agreed actions are performed.
The Company primarily enters into project-based contracts with its customers to provide private cloud-based developer services, which are designed to provide customizable services to customers who want a more controlled software environment and more comprehensive technology and customer support. The Company provides its customers one combined performance obligation including customized APP push notification system or instant messaging system and related system training services as both performance obligations are incapable of being distinct because the customer cannot derive economic benefit from the related system training services on its own. Meanwhile, the Company also provides post contract assurance-type maintenance services, which usually have a duration of one year. Under ASC 606, the Company recognize revenue at the point in time when the system is implemented, and the training service is provided, which is represented by the customer acceptance received by the Company. Meanwhile, the estimated cost of assurance-type maintenance services is accrued as “Costs of revenues”, which is not material.
For vertical applications, the Company enters into agreements with its customers to provide data analytic solutions and there are three types of contracts, including subscription-based contracts, project-based contracts and consumption-based contracts. The Company primarily enters into subscription-based contracts with its customers to provide customizable service package for a fixed contract term, which allows the customers to subscribe a fixed number of apps to obtain unlimited volume of queries to the Company’s analytic results. The Company generally recognizes revenue ratably over time under the subscription-based contracts, because the customer simultaneously receives and consumes the benefits as the Company provides subscription services throughout a fixed contract term.
The Company primarily enters into project-based contracts with its customers to provide in-depth
analytics services and generate customized reports based on the customers’ specific requirements. The Company recognizes revenue at the point in time when the customized reports are provided.
The Company primarily enters into consumption-based contracts with its customers to process the queries or provide features based on the customers’ requirements. When the Company receives a placed order, it recognizes revenue at a point in time when the queries are processed, or the features are utilized by the customers.
For certain arrangements, customers are required to pay the Company before the services are delivered. For other arrangements, the Company provides customers with a credit term under six months.

Other revenue recognition related policies
Timing of revenue recognition may differ from the timing of invoicing to customers. Some customers are required to pay before the services are delivered to the customer. When either party to a revenue contract has performed, the Company recognizes a contract asset or a contract liability on the consolidated balance sheet, depending on the relationship between the Company’s performance and the customer’s payment.
Contract assets represent amounts related to the Company’s rights to consideration received for private-cloud-based service and are included in “Prepayments and other assets” on the consolidated balance sheets. Amount of contract assets was not material as of December 31, 2020 and 2021, respectively.
Contract liabilities are mainly related to fees for services to be provided over the service period, which are presented as “Deferred revenue” on the consolidated balance sheets. Revenue recognized for the years ended December 31, 2020 and 2021 that was included in contract liabilities as of January 1, 2020 and 2021 was
RMB34,449
and
RMB62,790 (US$9,853)
,

respectively. A summary of contract liabilities is as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$

Contract liabilities	71,141	80,405	12,617
Customer deposits relate to customer’s unused balances that are refundable. Once this balance is utilized by the customer, the corresponding amount would be recognized as revenue.
As of December 31, 2020 and 2021, the Company’s unsatisfied (or partially unsatisfied) performance obligations in contracts with its customers was RMB31,951 and
RMB42,019 (US$6,594)
,

respectively. The Company expects to recognize the majority of its remaining performance obligations as revenue within the next year.
Costs of revenues
Cost of revenues consists primarily of the cost of purchasing ad inventory associated with targeted marketing services and channel cost associated with JG Alliance, bandwidth cost, staff costs and depreciation of servers used for revenue generating services. Starting from January 1, 2021, the Company had fully exited the targeted marketing business and the cost of revenues since then is only incurred from SAAS Businesses.
Research and development
Research and development expenses are primarily incurred in the development of new services, new features, and general improvement of the Company’s technology infrastructure to support its business operations. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s services. No research and development costs were capitalized during any of the years presented as the Company has not met all of the necessary capitalization requirements.
Advertising expenses
Advertising expenses, including promotion expenses, are charged to “sales and marketing expenses” as incurred. Advertising expenses amounted to RMB17,311, RMB9,789 and RMB12,767

(US$2,003) for the years ended December 31, 2019, 2020 and 2021, respectively.
Other income (expenses)
Other income/(expenses) includes impairment loss of financial assets, government grants and profit-sharing program with Depositary Bank related to ADSs depositary. For the year ended December 31, 2021, impairment losses of RMB25,370

(US$3,981) of long-term investments and RMB528

(US$83) of loans receivables are recognized. For the year ended December 31, 2020, impairment losses of RMB39,181 of long-term investments and RMB4,500 of loans receivables are recognized. No such impairment losses occurred for the years ended December 31, 2019. Income from profit- sharing program is recognized as non-current
deferred revenue over five-year period as specified in the contract based on certain parameters.
Government grants
Government grants primarily consist of financial grants received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. For certain government grants, there are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government grants of non-operating
nature with no further conditions to be met are recorded as
non-operating
income in “Other income (expenses)” when received. When the grant relates to an expense item, it is recognized in the consolidated statement of comprehensive loss over the period necessary to match the grant to the related costs. Where the grant relates to an asset acquisition, it is recognized in the consolidated statements of comprehensive loss in proportion to the depreciation of the related assets.
Operating leases
Leases where substantially all the risks and rewards of ownership of assets remain with the lessor are accounted for as operating leases. Rentals applicable to such operating leases are recognized on a straight-line basis over the lease term. The Company had no capital leases during the years presented.
Employee defined contribution plan
Full time employees of the Company in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund, and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred was RMB20,724, RMB10,556 and RMB16,714

(US$2,623) for the years ended December 31, 2019, 2020 and 2021, respectively.
Income taxes
The Company accounts for income taxes using the liability approach and recognizes deferred tax assets and liabilities for the expected future consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are recognized on the basis of the temporary differences that exist between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements using enacted tax rates in effect for the year end in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in earnings. Deferred tax assets are reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more-likely-than-not
that a portion of or all of the deferred tax assets will not be realized. The Company evaluates the potential for recovery of deferred tax assets by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies. The components of the deferred tax assets and liabilities are classified as non-current.
The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step
process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.
The Company evaluated its income tax uncertainty under ASC 740. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company elects to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss.
The Company did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses during the years presented.
Share-based compensation
In accordance with ASC 718,
Compensation-Stock Compensation,
the Company determines whether an award granted to its employees should be classified and accounted for as a liability award or equity award. The Company’s share-based compensation to its employees which were classified as equity awards were recognized in the consolidated statements of comprehensive loss based on the grant date fair value. The Company’s share-based compensation to its employees which were classified as liability awards were recognized in the consolidated statements of comprehensive loss based on the fair value at each reporting date until settlement. The Company early adopted Accounting Standard Update (“ASU”) ASU
2016-09—
Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting
and elected to account for forfeitures as they occur.
A change in any of the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Company recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original award.
Fair value measurements

The carrying amounts of financial assets and liabilities, such as cash equivalents, restricted cash, accounts receivable, other receivables within prepaid expenses and other current assets, balances with related parties, accounts payable, and other payables with accrued liabilities and other current liabilities, approximate their fair values because of the short maturity of these instruments. The carrying amounts of convertible notes were recognized based on residual proceeds after allocation to the derivative liabilities at fair market value. The estimated fair values of the convertible notes are based on a valuation methodology using market approach since it bears interest rates which approximate market interest rates of issuers of similar credit risk profile.
Comprehensive loss
Comprehensive loss is defined as the increase or decrease in equity of the Company during a year from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive income of the Company includes the foreign currency translation adjustments.
Loss per share
In accordance with ASC 260,
Earning per Share
, basic loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of common shares outstanding during the period using the two-class
method. Under the
two-class
method, net loss is allocated between common shares based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. For the year ended December 31, 2021, the two-class
method is applicable because the Company has two classes of common shares outstanding, Class A and Class B common shares, respectively. The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B common shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, as the liquidation and dividend rights are identical, the undistributed loss is allocated on a proportionate basis.
Diluted loss per share is computed by dividing net loss attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the years. Common equivalent shares consist of the common shares issuable upon the conversion of the Company’s contingently redeemable convertible preferred shares and the convertible senior notes using the if-converted
method and common shares, including partially paid shares, issuable upon the exercise of the share options, using the treasury stock method. Common share equivalents are
excluded from the computation of diluted loss per share if their effects would be anti-dilutive.
Concentration of risks
Concentration of credit risk
Financial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, derivative assets, other receivables within prepayments and other current assets, short-term investments and accounts receivable.
The Company places its cash and cash equivalents with reputable financial institutions which have high-credit ratings. As of December 31, 2020 and 2021, the aggregate amount of cash and cash equivalents, derivative assets, short-term investments and restricted cash of RMB322,183 and RMB276,644 (US$43,412), respectively, were held at major financial institutions located in the PRC, and US$17,494 and US$2,186 (RMB13,927), respectively, were deposited with major financial institutions located outside the PRC. There has been no recent history of default related to these financial institutions. The Company continues to monitor the financial strength of the financial institutions. The Company manages credit risk of accounts receivable through ongoing monitoring of the outstanding balances.
Concentration of suppliers
Approximately 57.7%, 71.0% and 46.4% of advertising costs were paid to three suppliers for the years ended December 31, 2019, 2020 and 2021, respectively.
Business and economic risk
The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future consolidated financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Company’s ability to attract employees necessary to support its growth. The Company’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.
Currency convertibility risk
Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China (“PBOC”) or other authorized financial institution at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts.
Foreign currency exchange rate risk
The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. On June 19, 2010, the PBOC announced the end of the RMB’s de facto peg to the US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against US$. The depreciation of the US$ against RMB was approximately 2.34%
in 2021. Most of the Company’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents, derivative assets, accounts receivable, and accounts payable are denominated in US$. Any significant revaluation of RMB may materially and adversely affect the Company’s consolidated revenues, earnings and financial position in US$.
Impact of
COVID-19
During the year ended December 31, 2020,
COVID-19
has had limited impact on the Company’s operations, including revenues declined compared to the prior period partly due to weakness in demand as its customers in certain industries are negatively impacted by
COVID-19.
For the year ended December 31, 2021, there has been gradual recovery of the Company’s overall business operations resulting from improving health statistics in China, which has also lessened the impact of COVID-19 on performance of the Company. However, the pandemic is still one of the triggers for evaluating whether there is impairment, as such the Company has provided allowances for loans receivable and recognized impairment charges on its long-term investments in the year ended December 31, 2021.
There are still uncertainties of
COVID-19’s
future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of the pandemic; the uneven impact to certain industries; and the macroeconomic impact of government measures to contain the spread of
COVID-19
and related government stimulus measures. As a result, certain of the Company’s estimates and assumptions, including the allowance for accounts and the valuation of certain equity investments subject to impairment assessments, require significant judgments and carry a higher degree of variabilities and volatilities that could result in material changes to the Company’s current estimates in future periods. The extent of the impact of the
COVID-19
on the Company’s operational and financial performance in the longer term will depend on future developments, including the duration of the outbreak and related travel advisories and restrictions and the impact of the
COVID-19
on overall demand for travel, all of which are highly uncertain and beyond the control of the Company and the impact cannot be reasonably estimated at this time.
Segment information
The Company’s chief operating decision maker is the Chief Executive Officer, who makes resource allocation decisions and assesses performance based on the consolidated financial results. As a result, the Company has only one reportable segment.
As the Company generates substantially most of its revenues in the PRC, and substantially all of the Company’s long-lived assets and revenues are located in and derived from PRC, no geographical segments are presented.
Recently issued accounting pronouncements
As a company with less than US$1.07 billion in revenue for the last fiscal year, the Company qualifies as an “emerging growth company” pursuant to the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). An emerging growth company may take advantage of specified reduced reporting and other requirements that are otherwise applicable generally to public companies. These provisions include a provision that an emerging growth company does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. The Company will take advantage of the extended transition period.

In February 2016, the FASB issued ASU
No. 2016-02,
Leases (
Topic 842
)
(“ASU 2016-02”). ASU 2016-02 modifies existing guidance for
off-balance
sheet treatment of a lessees’ operating leases by requiring lessees to recognize lease assets and lease liabilities. The Company is required to adopt ASU 2016-02 and the respective updates for annual reporting periods beginning after December 15, 2021. The Company will adopt this new standard from January 1, 2022 using a modified retrospective transition method and selects the transition option to continue to apply the legacy guidance in ASC 840,
Leases
, including its disclosure requirements. The Company will also elect the short-term lease exemption for certain classes of underlying assets with a lease term of 12 months or less. The Company currently believes the most significant change will be related to the recognition of right-of-use
assets and lease liabilities on the Company’s balance sheet for certain in-scope
operating leases. The Company does not expect any material impact on net assets and the consolidated statement of comprehensive loss as a result of adopting the new standard.